American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
March 31, 2024

VP Inflation Protection - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 54.9%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 1/15/26	1,553,910	1,547,088
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	6,857,650	6,914,169
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	8,989,131	8,917,304
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	4,187,487	4,453,891
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	7,002,938	7,197,178
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	868,780	962,962
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	14,244,201	11,382,483
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	18,151,295	13,955,065
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	14,689,074	12,898,729
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	15,389,328	11,826,225
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	10,868,694	8,712,557
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	7,154,896	5,524,015
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	1,250,690	986,185
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	245,130	192,299
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	10,532,664	6,659,972
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	9,062,343	5,425,874
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	8,575,301	5,056,461
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26	17,781,725	17,032,740
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	8,041,688	7,709,009
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26(1)	9,480,828	9,046,391
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	1,276,780	1,218,140
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	16,931,270	15,956,383
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	11,536,412	10,979,809
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	19,442,787	18,402,421
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	3,598,805	3,496,889
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	5,496,480	5,241,661
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	14,504,754	13,135,280
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	3,247,884	2,927,231
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	18,838,002	16,767,485
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	18,814,272	16,653,311
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	21,050,392	18,399,924
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	9,075,825	8,234,302
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	7,558,347	7,092,573
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	19,162,485	18,401,383
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	2,081,931	2,056,607
TOTAL U.S. TREASURY SECURITIES (Cost $348,043,107)		305,363,996
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.6%
FHLMC, 2.50%, 10/1/51	2,823,082	2,358,439
FHLMC, 3.50%, 8/1/52	2,893,344	2,591,749
FHLMC, 4.50%, 10/1/52	2,674,037	2,547,216
FHLMC, 6.00%, 1/1/53	2,798,121	2,833,411
FNMA, 2.50%, 1/1/52	11,524,210	9,609,656
FNMA, 4.00%, 9/1/52	14,292,824	13,262,157
FNMA, 5.50%, 1/1/53	5,730,865	5,708,255
GNMA, 3.00%, 9/20/51	5,017,538	4,431,454
GNMA, 3.00%, 11/20/51	5,014,599	4,423,913
GNMA, 5.50%, 12/20/52	2,515,185	2,516,161

GNMA, 5.00%, 8/20/53	8,639,319	8,491,172
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $60,469,170)		58,773,583
U.S. GOVERNMENT AGENCY SECURITIES — 9.4%
FHLMC, 6.25%, 7/15/32	15,050,000	17,117,683
FNMA, 6.625%, 11/15/30	27,000,000	30,490,126
Tennessee Valley Authority, 3.875%, 3/15/28	2,535,000	2,492,189
Tennessee Valley Authority, 4.70%, 7/15/33	2,058,000	2,124,893
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $54,919,351)		52,224,891
CORPORATE BONDS — 7.1%
Automobiles — 0.4%
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,275,851
Banks — 2.7%
Bank of America Corp., VRN, 5.93%, 9/15/27	3,355,000	3,400,753
Bank of America Corp., VRN, 5.82%, 9/15/29	355,000	364,127
Bank of America Corp., VRN, 5.47%, 1/23/35	780,000	785,380
Citigroup, Inc., VRN, 3.67%, 7/24/28	345,000	328,021
Citigroup, Inc., VRN, 6.27%, 11/17/33	235,000	248,297
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	2,225,000	2,294,545
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	558,000	535,008
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	1,205,000	1,214,450
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	2,534,000	2,635,337
Truist Financial Corp., VRN, 5.71%, 1/24/35	2,034,000	2,043,732
Wells Fargo & Co., VRN, 6.30%, 10/23/29	455,000	474,050
Wells Fargo & Co., VRN, 4.90%, 7/25/33	469,000	452,107
Wells Fargo & Co., VRN, 5.39%, 4/24/34	320,000	318,120
		15,093,927
Biotechnology — 0.4%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,143,081
Amgen, Inc., 5.25%, 3/2/33	1,145,000	1,155,150
		2,298,231
Consumer Finance — 0.2%
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,068,609
Electric Utilities — 0.3%
Duke Energy Florida LLC, 5.875%, 11/15/33	630,000	666,060
PPL Electric Utilities Corp., 4.85%, 2/15/34	1,170,000	1,151,055
		1,817,115
Health Care Equipment and Supplies — 0.2%
Stryker Corp., 4.85%, 12/8/28	1,108,000	1,108,884
Health Care Providers and Services — 0.3%
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,803,819
Insurance — 0.3%
Chubb INA Holdings, Inc., 5.00%, 3/15/34	1,455,000	1,460,811
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	3,930,000	3,839,894
Machinery — 0.5%
Caterpillar Financial Services Corp., 3.65%, 8/12/25	3,160,000	3,098,107
Multi-Utilities — 0.1%
Sempra, 3.30%, 4/1/25	767,000	750,629
Oil, Gas and Consumable Fuels — 0.7%
Exxon Mobil Corp., 2.71%, 3/6/25	3,770,000	3,687,621
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.20%, 2/22/34	269,000	273,267

Eli Lilly & Co., 4.70%, 2/9/34		1,205,000	1,198,868
			1,472,135
TOTAL CORPORATE BONDS (Cost $40,105,028)			39,775,633
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.2%
Canada — 3.2%
Canada Government Bonds, 3.75%, 5/1/25	CAD	12,500,000	9,151,840
Canada Government Bonds, 3.50%, 3/1/28	CAD	11,500,000	8,462,822
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,829,605)			17,614,662
COLLATERALIZED LOAN OBLIGATIONS — 3.1%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.60%, (3-month SOFR plus 1.28%), 4/20/31(2)		1,213,163	1,213,163
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		3,000,000	2,635,814
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 6.70%, (3-month SOFR plus 1.38%), 7/20/31(2)		1,473,352	1,475,338
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.73%, (3-month SOFR plus 1.41%), 7/20/31(2)		2,139,813	2,140,891
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(2)		1,975,000	1,976,203
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 6.98%, (3-month SOFR plus 1.66%), 1/15/34(2)		2,600,000	2,600,509
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 6.71%, (3-month SOFR plus 1.39%), 1/17/31(2)		1,476,607	1,478,230
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.62%, (1-month SOFR plus 2.30%), 6/17/37(2)		1,792,838	1,792,807
Wellfleet CLO Ltd., Series 2022-1A, Class B2, 4.78%, 4/15/34(2)		2,000,000	1,923,255
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,658,994)			17,236,210
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.6%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		10,734	9,985
Agate Bay Mortgage Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)		480,427	430,049
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)		212,426	205,883
Angel Oak Mortgage Trust, Series 2019-6, Class A3, SEQ, VRN, 2.93%, 11/25/59(2)		244,817	237,426
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)		413,937	362,262
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)		337,685	295,260
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.39%, (1-month SOFR plus 2.06%), 7/25/29(2)		1,026,755	1,028,048
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.32%, (30-day average SOFR plus 1.00%), 9/25/31(2)		354,960	354,928
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33		88,745	83,892
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)		206,315	188,696
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3, SEQ, VRN, 1.54%, 2/25/66(2)		400,964	348,575
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, SEQ, 2.86%, 5/25/65(2)		1,838,190	1,806,484
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.74%, 10/25/29(2)		433,359	414,774
JP Morgan Mortgage Trust, Series 2016-1, Class A7, SEQ, VRN, 3.50%, 5/25/46(2)		1,137,232	1,011,534
Sequoia Mortgage Trust, Series 2017-7, Class A7, SEQ, VRN, 3.50%, 10/25/47(2)		767,923	681,494
STAR Trust, Series 2021-1, Class A1, SEQ, VRN, 1.22%, 5/25/65(2)		1,039,140	911,047
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)		3,765,000	3,464,766
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)		897,267	788,833
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		1,517,266	1,264,236
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)		395,190	365,935
			14,254,107
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2014-C02, Class 2M2, VRN, 8.03%, (30-day average SOFR plus 2.71%), 5/25/24		302,409	302,824
FNMA, Series 2022-R03, Class 1M1, VRN, 7.42%, (30-day average SOFR plus 2.10%), 3/25/42(2)		774,003	785,424
			1,088,248
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,696,251)			15,342,355
ASSET-BACKED SECURITIES — 1.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		1,500,000	1,342,382
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		1,045,845	922,068
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(2)	CAD	2,700,000	1,856,264

FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	1,500,000	1,400,101
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	876,284	722,376
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(2)	346,286	284,962
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	665,653	636,871
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)	736,599	725,125
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)	1,229,345	1,163,330
TOTAL ASSET-BACKED SECURITIES (Cost $10,025,984)		9,053,479
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.97%, (1-month SOFR plus 1.65%), 5/15/36(2)	2,599,533	2,598,562
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 6.60%, (1-month SOFR plus 1.28%), 5/15/36(2)	1,371,588	1,370,712
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,055,000	2,831,072
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,057,521)		6,800,346
MUNICIPAL SECURITIES — 0.4%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,120,000	945,312
University of California Rev., 1.32%, 5/15/27	1,605,000	1,455,083
TOTAL MUNICIPAL SECURITIES (Cost $2,599,537)		2,400,395
SHORT-TERM INVESTMENTS — 6.0%
Commercial Paper(3) — 5.9%
Apple, Inc., 5.41%, 4/2/24(2)	5,775,000	5,770,782
Barton Capital SA, 5.46%, 4/1/24(2)	11,000,000	10,993,497
Chariot Funding LLC, 5.47%, 4/9/24(2)	6,000,000	5,989,332
LMA-Americas LLC, 5.47%, 4/4/24(2)	10,000,000	9,989,646
		32,743,257
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	535,602	535,602
TOTAL SHORT-TERM INVESTMENTS (Cost $33,298,231)		33,278,859
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $608,702,779)		557,864,409
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,740,648)
TOTAL NET ASSETS — 100.0%		$556,123,761

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,751,623	CAD	26,592,835	UBS AG	6/20/24	$97,154

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	120	June 2024	$24,538,125	$(21,533)
U.S. Treasury 5-Year Notes	162	June 2024	17,336,531	46,889
U.S. Treasury 10-Year Notes	145	June 2024	16,065,547	92,789
			$57,940,203	$118,145
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	$(654)	$2,530,408	$2,529,754
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(600)	1,702,375	1,701,775
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,719,701	1,719,091
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	682,322	682,847
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	554	998,907	999,461
CPURNSA	Receive	2.50%	8/9/26	$10,000,000	419	12,332	12,751
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	589,893	589,339
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	1,122,759	1,122,135
CPURNSA	Receive	2.47%	5/3/28	$5,000,000	441	17,652	18,093
CPURNSA	Receive	2.37%	2/2/29	$18,300,000	627	93,931	94,558
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	932,370	931,804
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	146,225	145,709
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(555)	734,621	734,066
CPURNSA	Receive	2.44%	2/2/30	$10,500,000	488	101,689	102,177
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	606,155	606,687
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	587	1,466,789	1,467,376
CPURNSA	Receive	2.66%	8/2/30	$3,400,000	477	(24,128)	(23,651)
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	608	697,162	697,770
CPURNSA	Receive	2.62%	3/2/33	$3,200,000	477	806	1,283
CPURNSA	Receive	2.50%	5/3/33	$3,500,000	489	24,079	24,568
CPURNSA	Receive	2.65%	8/2/33	$10,800,000	576	(74,859)	(74,283)
CPURNSA	Receive	2.49%	2/2/34	$4,900,000	543	23,758	24,301
					$2,664	$14,104,947	$14,107,611

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(4)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	$143,103
Bank of America N.A.(4)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	425,672
Bank of America N.A.(4)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	721,075
Bank of America N.A.(4)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	184,340
Bank of America N.A.(4)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	416,009
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	62,865
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(1,924,966)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(203,543)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	226,874
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,887,387
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	2,002,277
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	267,404
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	257,600
						$4,466,097
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,345,293.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $83,651,374, which represented 15.0% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,950,592.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$305,363,996	—
U.S. Government Agency Mortgage-Backed Securities	—	58,773,583	—
U.S. Government Agency Securities	—	52,224,891	—
Corporate Bonds	—	39,775,633	—
Sovereign Governments and Agencies	—	17,614,662	—
Collateralized Loan Obligations	—	17,236,210	—
Collateralized Mortgage Obligations	—	15,342,355	—
Asset-Backed Securities	—	9,053,479	—
Commercial Mortgage-Backed Securities	—	6,800,346	—
Municipal Securities	—	2,400,395	—
Short-Term Investments	$535,602	32,743,257	—
	$535,602	$557,328,807	—
Other Financial Instruments
Futures Contracts	$139,678	—	—
Swap Agreements	—	$20,800,151	—
Forward Foreign Currency Exchange Contracts	—	97,154	—
	$139,678	$20,897,305	—
Liabilities
Other Financial Instruments
Futures Contracts	$21,533	—	—
Swap Agreements	—	$2,226,443	—
	$21,533	$2,226,443	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.